LONG-TERM INVESTMENTS, NET (Details Narrative) - JPY (¥) ¥ in Thousands						12 Months Ended
	Aug. 28, 2024	Apr. 30, 2024	Apr. 26, 2024	Nov. 15, 2023	Sep. 08, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Purchase of shares			45		1,539
Cash consideration amount		¥ 301,045	¥ 301,045
Equity method investments						¥ 59,132	¥ (1,689)	¥ (748)
Share Transfer Agreement [Member] | Cumica Corporation [Member]
Equity interest rate				20.39%
Share Allotment Agreement [Member] | Cumica Corporation [Member]
Equity interest rate	30.58%
Cumica Corporation [Member] | Share Transfer Agreement [Member]
Purchase of shares				2,158,800
Cash consideration amount				¥ 1,988,255
Cumica Corporation [Member] | Share Allotment Agreement [Member]
Purchase of shares	1,470,500
Cash consideration amount	¥ 599,964